Acquisitions / Business Combinations (Tables 1)	6 Months Ended
Jun. 30, 2014
LaPitaMember
Assets acquired and liabilities assumed
Buildings and structures	$832
Machinery and equipment	417
Customer relationships, intangible	367
Land	289
Total purchase price	$1,905

ElParaiso [Member]
Assets acquired and liabilities assumed
Land	$1,400
Total purchase price	$1,400

Good Herbs [Member]
Assets acquired and liabilities assumed
Trademarks and trade name	$200
Customer-related intangible	200
Distributor organization	520
Accrued expenses	(120)
Total purchase price	$800

BeyondOrganicMember
Assets acquired and liabilities assumed
Goodwill	$300
Trademarks and trade name	300
Customer-related intangible	1,300
Distributor organization	1,400
Accrued expenses	(200)
Total purchase price	$3,100